Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Information [Abstract]
Schedule of the related information of natures of the assets and liabilities
December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$—	$—	$1,073,229	$1,073,229

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$2,042,410	$—	$—	$2,042,410

Schedule of the changes in level 3 instrument
2022
Financial assets at fair value through profit or loss
At January 1	$—
Acquired in the year	1,105,540
Losses recognized in profit or loss	(32,311)
At December 31	$1,073,229

Schedule of qualitative information of significant unobservable inputs and sensitivity analysis
	Fair value at December 31, 2022	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,073,229	Net asset value	Not applicable	Not applicable	Not applicable